Statement of Stockholders' Equity (Parenthetical) (USD $)	0 Months Ended
May 31, 2011
Statement of Stockholders' Equity [Abstract]
Common stock issued for cash, price per share	$ 0.001
Common Stock, par value per share	$ 0.0001